Schedule of Option Activity (Details) - Jet Token, Inc. [Member] - $ / shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Restructuring Cost and Reserve [Line Items]
Number of options, beginning balance	61,195,357	24,300,000
Weighted average exercise price per share, beginning balance	$ 0.54	$ 0.25
Number of shares, granted	9,178,000	36,945,357
Weighted average exercise price per share, granted	$ 0.75	$ 0.74
Number of shares, exercised
Weighted average exercise price per share, exercised
Number of shares, cancelled/expired		(50,000)
Weighted average exercise price per share, cancelled/expired
Weighted average remaining contractual life	8 years 3 months 18 days	9 years 2 months 12 days
Number of shares, cancelled/expired		50,000
Number of options, ending balance	70,373,357	61,195,357
Weighted average exercise price per share, ending balance	$ 0.57	$ 0.54
Number of options, exercisable, beginning	36,521,147
Weighted average exercise price per share, exercisable, beginning	$ 0.50
Weighted average exercise price per share, exercisable	8 years 2 months 12 days	9 years 1 month 6 days
Number of options, exercisable, ending	52,584,463	36,521,147
Weighted average exercise price per share, exercisable, ending	$ 0.53	$ 0.50